Income Tax- Summary of Reconciliation between Income Tax and the Amounts Obtained By Applying the Current Tax Rate in Argentina to the Income Carrying Amount (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income tax reconciliation [line items]
Accounting Income before tax on continuing operations	$ 33,625,684	$ 13,266,075	$ 22,069,122
Applicable income tax rate	30.00%	30.00%	35.00%
Income tax on income carrying amount	$ 10,087,705	$ 3,979,823	$ 7,724,193
Net permanent differences and other tax effects	(6,662,034)	218,840	(788,948)
Monetary effects	9,549,366	10,149,241	6,000,412
Total income tax	$ 12,975,037	$ 14,347,904	$ 12,935,657